Restructuring Charges Restructuring Charges (Restructuring Charges by Type of Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period	$ 0		$ 0		$ 53.0
Accrued liability, beginning balance	62.6	[1]	89.2	[1]
Cash payments	(18.7)		(27.1)
Other	(5.3)		0.5
Accrued liability, ending balance	38.6	[1]	62.6	[1]	89.2	[1]
Lease Exit And Other Related Costs Member
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period					53.0
Accrued liability, beginning balance	62.6	[1]	89.2	[1]
Cash payments	(18.7)		(27.1)
Other	(5.3)		0.5
Accrued liability, ending balance	38.6	[1]	62.6	[1]	89.2	[1]
Asset Impairments Member
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period					0.2
Accrued liability, beginning balance	0	[1]	0	[1]
Cash payments	0		0
Other	0		0
Accrued liability, ending balance	0	[1]	0	[1]	0	[1]
Employee Severance [Member]
Restructuring Charges by Type of Cost [Line Items]
Costs incurred and charged to expense during the period					(0.2)
Accrued liability, beginning balance	0	[1]	0	[1]
Cash payments	0		0
Other	0		0
Accrued liability, ending balance	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	The remaining liability relates to lease obligations for stores that were previously closed where Starbucks has been unable to terminate the lease or find subtenants for the unused space.